Significant Accounting Policies (Details)	10 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) Derivative	Sep. 30, 2018 USD ($) Derivative
Significant Accounting Policies [Abstract]
Provision for doubtful accounts | $	$ 0	$ 0
Estimated useful life		25 years
Number of open derivative instruments | Derivative	0	0